Organization and Summary of Significant Accounting Policies (Details 11) - Supplier	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Supplier Concentrations
Percentage of inventory purchases from major suppliers	32.00%	39.00%	36.00%
Number of major Suppliers	5	7	6